Nov. 01, 2018

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

(Class R5 Shares)

(the “Fund”)

Supplement dated December 3, 2018

to the Prospectus and Summary

Prospectus dated November 1, 2018, as supplemented

Effective January 1, 2019 (“Effective Date”), the fee rates payable by the Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule, the following changes will be made to the Fund’s prospectus and summary prospectus:

Changes to Annual Fund Operating Expenses Table and Expense Example. The information in the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus with respect to the Fund’s Class R5 Shares will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.18
Service Fees	0.10
Remainder of Other Expenses[1]	0.08

Total Annual Fund Operating Expenses	0.58

1 “Remainder of Other Expenses” are based on estimated amounts for the current fiscal year as a result of the change in the contractual fees charged for administration services.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	59	186	324	726

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE